Share-based compensation - Outstanding options (Detail) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 shares
EUR-denominated
Share-based compensation [Line Items]
Number of share options (in shares) | shares	2,966,493	3,396,539	3,660,000
Intrinsic value | €	€ 3	€ 8
Weighted average remaining contractual term in years	6 years 8 months 12 days	8 years 1 month 6 days
US Dollar
Share-based compensation [Line Items]
Number of share options (in shares) | shares	1,381,643	1,637,764	1,929,000
Intrinsic value | €	€ 4	€ 1
Weighted average remaining contractual term in years	5 years 9 months 18 days	8 years